PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Electronic equipment	5,484,660	9,173,815	1,256,807
Office equipment and fixtures	11,207	11,746	1,609
Data center machinery and equipment	315,086	214,392	29,372
Buildings	128,793	125,454	17,187
Construction in progress	335,162	133,158	18,242
	6,274,908	9,658,565	1,323,217
Less: accumulated depreciation	(4,088,763)	(5,028,513)	(688,902)
Property and equipment, net	2,186,145	4,630,052	634,315